Earnings Per Share	12 Months Ended
Jun. 30, 2011
Earnings Per Share
Earnings Per Share [Text Block]

NOTE 5            LOSS PER SHARE

Loss per share is computed by dividing the net loss by the weighted average number of common shares outstanding during the period. Basic and diluted loss per share was the same for the year ended June 30, 2011.